FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 130,282	¥ 88,593
Fair value	¥ 125,866	¥ 85,610
Bottom of Range [Member]
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	2.66%	0.30%
Top of Range [Member]
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.35%	4.65%